UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 2192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/13

FORM N-CSR

Item 1.       Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

The Dreyfus
Third Century Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for The Dreyfus Third Century Fund Inc., covering the six-month period from June 1, 2013, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although expectations of higher long-term interest rates and a more moderately stimulative monetary policy sparked volatility in the U.S. stock market early in the reporting period, improved U.S. economic conditions subsequently drove stock prices higher. Even the 16-day U.S. government shutdown in October failed to derail the market’s advance, enabling some broad measures of stock market performance to reach new record highs by the reporting period’s end. Stocks across most capitalization ranges and investment styles produced strong results.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in many developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through November 30, 2013, as provided byWarren Chiang, C.Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2013, The Dreyfus Third Century Fund’s Class A shares produced a total return of 11.21%, Class C shares returned 10.67%, Class I shares returned 11.27%, and Class Z shares returned 11.21%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), provided a total return of 11.91% for the same period.2

U.S. stocks continued to rally over the reporting period in response to improving economic conditions.The fund’s returns lagged the S&P 500 Index, mainly due to shortfalls in the information technology sector.

The Fund’s Investment Approach

The fund seeks capital growth, with current income as a secondary goal.To pursue these goals, the fund, under normal circumstances, invests at least 80% of its net assets in the common stocks of companies that, in our opinion, meet traditional investment standards while conducting their businesses in a manner that contributes to the enhancement of the quality of life in America. Our strategy combines computer modeling techniques, fundamental analysis, and risk management with a social investment process.

In selecting stocks, we begin with quantitative research to rank stocks within an industry or sector. Next, using fundamental analysis, we designate the most attractive securities as potential purchase candidates. We then evaluate potential purchase candidates to determine whether they meet the fund’s socially responsible investment criteria. We further examine companies determined to be eligible, by industry or sector, and select those companies we consider to be the most attractive based on financial considerations. If there is more than one company to choose from, we can select stocks of companies that exhibit positive records in the fund’s areas of social concern.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The fund normally focuses on large-cap growth stocks; however, it also may invest in value-oriented, midcap, and small-cap stocks.

Recovering Economy Fueled Market’s Gains

In the months prior to the start of the reporting period, U.S. stocks had rallied strongly amid a sustained economic recovery supported by employment gains, rebounding housing markets, and greater manufacturing activity. Investors were particularly encouraged by an open-ended round of quantitative easing launched by the Federal Reserve Board (the “Fed”) during the fall of 2012.

However, just days before the reporting period began, the Fed indicated that it would back away from its quantitative easing program sooner than expected, sparking heightened stock market volatility. Equity markets generally stabilized over the summer, and stocks advanced strongly in the fall when the Fed unexpectedly refrained from tapering its bond purchasing program. Even a federal government shutdown in October failed to derail the rally, enabling the S&P 500 Index to reach new record highs by the reporting period’s end. Moreover, all 10 of the market sectors represented in the benchmark posted positive absolute returns for the reporting period.

Security Selection Strategy Produced Mixed Results

In this environment, the four primary factors considered by our investment process—valuations, earnings quality, behavioral characteristics, and social responsibility—proved more effective in identifying individual winners in some market sectors than others. For example, the fund encountered disappointments in the information technology sector, where large industry leaders such as International Business Machines and Cisco Systems lost a degree of value. In addition, the fund did not own some of the market segment’s top performers, such as Internet retailer Amazon.com, which did not meet our valuation or earnings quality criteria. On a more positive note, the fund’s investments in the financials sector fared relatively well, as relative results were buoyed by favorable stock selections such as asset manager Waddell & Reed Financial, which gained value along with the stock market and scored high in our social responsibility rankings.

Fund Signs on to U.N. Principles for Responsible Investing

In August 2013, the fund became a signatory of the United Nations Principles for Responsible Investing as part of an international network of investors working together to promote the development of a more sustainable global financial system that incorporates environmental, social, and corporate governance (ESG) issues into investment practices. In doing so, we are committed to evaluating the effectiveness and improving the content of the Principles over time.We believe this will enhance our ability to meet our commitments to shareholders and better align our investment activities with the broader interests of society.

Finding Opportunities Among Socially Responsible Companies

Despite richer valuations in some industry groups, our investment process has continued to identify individual companies which we believe have attractive valuations, high levels of earnings quality, and sound ESG practices.We have continued to find an ample number of opportunities in the information technology sector, but relatively few companies meet our social responsibility criteria in the energy, aerospace and defense, and financials sectors.

December 16, 2013

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

STATEMENT OF INVESTMENTS

November 30, 2013 (Unaudited)

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2013 (Unaudited)

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2013 (Unaudited)

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

a	During the period ended May 31, 2013, 9,528 Class C shares representing $112,426 were exchanged for 8,749
Class A shares.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

The Dreyfus Third Century Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class Z (200 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are offered at net asset value generally to institutional investors. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

†	See Statement of Investments for additional detailed categorizations.

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2013,The Bank of New York Mellon earned $6,082 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2013 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2013 was as follows: ordinary income $1,696,420 and long-term capital gains $476,309.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2013 was approximately $45,900 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to the management agreement (the “Agreement”) with the Manager, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the Agreement, if in any full fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2013, there was no expense reimbursement pursuant to the Agreement.

During the period ended November 30, 2013, the Distributor retained $1,775 from commissions earned on sales of the fund’s Class A shares and $51 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2013, Class C shares were charged $18,014 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services pro-

vided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2013, Class A and Class C shares were charged $23,291 and $6,005, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2013, Class Z shares were charged $101,036 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $66,565 for transfer agency services and $4,063 for cash

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $237.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $10,760 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $998 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

During the period ended November 30, 2013, the fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $188,995, Distribution Plan fees $3,229, Shareholder Services Plan fees $28,615, custodian fees $8,664, Chief Compliance Officer fees $3,833 and transfer agency fees $36,914.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2013, amounted to $44,324,013 and $55,219,270, respectively.

At November 30, 2013, accumulated net unrealized appreciation on investments was $79,205,262, consisting of $80,157,942 gross unrealized appreciation and $952,680 gross unrealized depreciation.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 17-18, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (“Performance Group 1”) and with a broader group of funds (“Performance Universe 1”), with each group consisting of funds from the same Lipper Category as that of the fund, all for various periods ended May 31, 2013, (2) the fund’s performance with the performance of a group of social criteria funds from different Lipper categories included at the request of Dreyfus (“Performance Group 2”) and with a broader group of funds (“Performance Universe 2”), all for various periods ended May 31, 2013, and (3) the fund’s actual and contractual management fees and total expenses with those of groups of comparable funds identical to Performance Group 1 (“Expense Group 1”) and Performance Group 2 (“Expense Group 2”) and with broader groups of funds that included the Performance Group 1 funds (“Expense Universe 1”) and the Performance Group 2 funds (“Expense Universe 2”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Group or Performance Universe medians in approximately half of the periods, except that the fund’s performance was only above the Performance Group 1 median in the five-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the funds in each Expense Group and each Expense Universe and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group 1 median and below the Expense Group 2 median and the fund’s actual management fee and total expenses were above the medians of the Expense Groups and Expense Universes.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager (s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the were soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)